MINING MACHINES	6 Months Ended
Jun. 30, 2024
MINING MACHINES [Abstract]
MINING MACHINES
13.   MINING MACHINES

The details of mining machines are as follows:

In thousands of USD	Mining Machines
Cost:
At January 1, 2024	168,513
Additions	1,136
At June 30, 2024	169,649
Accumulated depreciation:
At January 1, 2024	(104,935)
Charge for the period	(9,487)
At June 30, 2024	(114,422)
Impairment:
At January 1, 2024	(101)
At June 30, 2024	(101)
Net book value:
At June 30, 2024	55,126
Cost:
At January 1, 2023	122,203
Additions	31,402
Disposals	(6,185)
At June 30, 2023	147,420
Accumulated depreciation:
At January 1, 2023	(94,399)
Charge for the period	(11,208)
Disposals	5,583
At June 30, 2023	(100,024)
Impairment:
At January 1, 2023	(101)
At June 30, 2023	(101)
Net book value:
At June 30, 2023	47,295